INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Schedule of Company's net deferred tax asset

The Company’s net deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$19,569	$2,772
Organizational costs/Startup expenses	1,184,552	56,428
Total deferred tax assets	1,204,121	59,200
Valuation allowance	(1,204,121)	(59,200)
Deferred tax assets, net of allowance	$—	$—

Schedule of components of Company's income tax provision

The income tax provision consists of the following:

	Years Ended December 31,
	2021	2020
Federal
Deferred	$(1,144,921)	$(59,200)
Change in valuation allowance	1,144,921	59,200
Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(27.4)%	(19.8)%
Transaction costs associated with the Initial Public Offering	0.0%	(0.8)%
Change in valuation allowance	6.4%	(0.3)%
Income tax provision	0.0%	0.0%